DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2012
MINERAL PROPERTIES.
DERIVATIVE LIABILITY..

NOTE 10 – DERIVATIVE LIABILITY

In connection with the issuance of the 9% senior convertible promissory notes dated August 30, 2011, the Company determined that the terms of the convertible notes include a down-round provision under which the conversion price could be affected by future equity offerings undertaken by the Company. Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the convertible instrument was accounted for as a derivative liability at the date of issuance and adjusted to fair value through earnings at each reporting date. The Company has recognized a derivative liability of $0 and $6,295,400 at December 31, 2012 and 2011, respectively. Gain (loss) resulting from the decrease (increase) in fair value of this convertible instrument was $(1,454,889) and $6,902,806 for the years ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, the Company reclassified $7,750,289, the full amount of the derivative liability, to paid-in capital due to the conversion of the senior convertible promissory notes into common stock on March 30, 2012 (see Note 7).

The Company used the following assumptions for determining the fair value of the convertible instruments under the Black-Scholes option pricing model:

	2012	2011

Dividend rate	0%	0%
Term (in years)	2.00 - 2.17 Years	2.25 - 2.50 Years
Volatility	103% - 110%	106% - 193%
Risk-free interest rate	0.27% - 0.33%	0.25% - 0.42%